Preferred Stock	Nov. 18, 2019
Equity [Abstract]
Preferred Stock
NOTE 18. PREFERRED STOCK
Dominion Energy is authorized to issue up to
20
 million shares of preferred stock; however,
none
were issued and outstanding at December 31, 2018 or 2017.
Virginia Power is authorized to issue up to
10
 million shares of preferred stock, $
100
liquidation preference; however,
none
were issued and outstanding at December 31, 2018 or 2017.